Summarized Financial Information of Derivative Financial Instruments (Detail) - Interest Rate Swaps and Currency Swaps - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Non-cash (loss)/gain from change in fair value recorded in Other, net	$ (1,362)	$ (1,503)	$ (750)
(Loss)/gain reclassified from comprehensive income (loss) to Other, net		(118)	(217)
Net cash settlement	$ (1,371)	$ (1,602)	$ (1,836)